INVENTORIES, NET	12 Months Ended
Jun. 30, 2014
INVENTORIES, NET [Abstract]
INVENTORIES, NET

NOTE 4. INVENTORIES, NET

Inventories, net, consisted of the following as of June 30:

	2014	2013
Finished goods	$321	$321
Raw materials and packaging	113	121
Work in process	2	3
LIFO allowances	(36)	(40)
Allowances for obsolescence	(14)	(11)
Total	$386	$394

The last-in, first-out (LIFO) method was used to value approximately 34% and 37% of inventories as of June 30, 2014 and 2013, respectively. The carrying values for all other inventories, including inventories of all international businesses, are determined on the first-in, first-out (FIFO) method. The effect on earnings of the liquidation of LIFO layers was a benefit of $2, $3 and $2 for the fiscal years ended June 30, 2014, 2013 and 2012, respectively.

The Company had inventory consigned to others of $4 and $2 as of June 30, 2014 and 2013, respectively.

During fiscal years 2014, 2013 and 2012, the Company's inventory obsolescence expense was $13, $12 and $13, respectively.